RELATED PARTY TRANSACTIONS - Additional Information (DWAC) (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Nov. 20, 2023 USD ($) $ / shares	Jun. 02, 2023 USD ($) $ / shares	Apr. 21, 2023 USD ($) Note	Sep. 08, 2022 USD ($) $ / shares	May 12, 2022 USD ($) $ / shares	Jan. 31, 2022 shares	Oct. 31, 2021 shares	Feb. 08, 2021 shares
Related Party Transaction [Line Items]
Common shares, shares outstanding | shares	100,000,000	100,000,000						100,000,000	100,000,000	10,000
Digital World Acquisition Corp. [Member]
Related Party Transaction [Line Items]
Expenses recorded	$ 12,240,732	$ 8,716,023
Outstanding	3,883,945	2,875,000
Advances - related parties	41,000	525,835
Litigation settlement amount awarded to other party	500,000
Digital World Acquisition Corp. [Member] | Digital World Convertible Notes [Member]
Related Party Transaction [Line Items]
Non-interest bearing convertible promissory notes payable	$ 40,000,000
Warrants outstanding | shares	0.5
Price per unit | $ / shares	$ 8
Outstanding	$ 1,049,945		$ 500,000
Debt instrument conversion price | $ / shares	$ 10		$ 10
Number of convertible notes | Note					2
Digital World Acquisition Corp. [Member] | Digital World Convertible Notes [Member] | Digital World Class A Common Stock [Member]
Related Party Transaction [Line Items]
Common shares, shares outstanding | shares	1
Digital World Acquisition Corp. [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Expenses per month	$ 15,000
Expenses recorded	45,000	180,000
Digital World Acquisition Corp. [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Debt instrument face amount				$ 10,000,000
Digital World Acquisition Corp. [Member] | Founder Shares [Member] | Two Million Dollars Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount				2,000,000
Digital World Acquisition Corp. [Member] | Founder Shares [Member] | Ten Million Dollars Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount				10,000,000
Digital World Acquisition Corp. [Member] | Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount				$ 2,000,000
Digital World Acquisition Corp. [Member] | Note [Member] | Digital World Convertible Notes [Member]
Related Party Transaction [Line Items]
Debt instrument conversion price | $ / shares				$ 10
Digital World Acquisition Corp. [Member] | Administrative Support Agreement with Renatus LLC [Member]
Related Party Transaction [Line Items]
Expenses recorded	105,000	0
Digital World Acquisition Corp. [Member] | Agreement with Law Firm [Member]
Related Party Transaction [Line Items]
Note payable	500,000
Digital World Acquisition Corp. [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Working Capital Loan Warrant	1,000,000
Amount paid behalf of the company		470,835
Amount paid directly to the company	41,000
Proceeds From Related Party Advances	41,000	425,835
Digital World Acquisition Corp. [Member] | Sponsor [Member] | Digital World Convertible Notes [Member]
Related Party Transaction [Line Items]
Outstanding	$ 1,125,700						$ 30,000,000
Debt instrument conversion price | $ / shares	$ 10					$ 10	$ 10
Debt instrument face amount						$ 2,875,000
Long-Term Debt, Gross	$ 2,875,000	2,875,000
Digital World Acquisition Corp. [Member] | Sponsor [Member] | Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount					$ 1,125,700	$ 2,875,000
Digital World Acquisition Corp. [Member] | Sponsor [Member] | Note [Member] | Tranche One [Member]
Related Party Transaction [Line Items]
Debt instrument face amount					625,700
Digital World Acquisition Corp. [Member] | Sponsor [Member] | Note [Member] | Tranche Two [Member]
Related Party Transaction [Line Items]
Debt instrument face amount					$ 500,000
Digital World Acquisition Corp. [Member] | Director [Member]
Related Party Transaction [Line Items]
Proceeds From Related Party Advances	0	100,000
Advances - related parties		100,000
Digital World Acquisition Corp. [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	0
Digital World Acquisition Corp. [Member] | Related Party [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	221,000	$ 176,000
Digital World Acquisition Corp. [Member] | Related Party [Member] | Note [Member]
Related Party Transaction [Line Items]
Outstanding	1,232,000
Digital World Acquisition Corp. [Member] | Sponsor or its affiliates or the Company's officers or directors [Member] | Digital World Convertible Notes [Member]
Related Party Transaction [Line Items]
Non-interest bearing convertible promissory notes payable	30,000,000
Digital World Acquisition Corp. [Member] | To either third parties providing services or making loans to the company or to the sponsor or its affiliates or the company's officers or directors [Member] | Digital World Convertible Notes [Member]
Related Party Transaction [Line Items]
Non-interest bearing convertible promissory notes payable	$ 10,000,000